Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Inventories
Spare parts and accessories of flight equipment		$ 235,330			$ 285,185
Miscellaneous supplies		8,554			9,665
Total		243,884		$ 14,940	$ 294,850
Consumption of inventories included in maintenance expense	$ 242,265	$ 186,719	$ 143,992